Stock Compensation Plan - Summary Significant Ranges of Stock Plan's Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Range of Exercise Prices, minimum	$ 27.50
Range of Exercise Prices, maximum	$ 30.60
Number of Options	8,100
Weighted Average Years Remaining	6 months
Weighted Average Exercise Price	$ 29.91
Aggregate Intrinsic Value